Income Taxes and Duties - Summary of Total DUC and Others (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income taxes [line items]
DUC	$ 188,032,962
DUC
Disclosure of income taxes [line items]
DUC	124,910,249	$ 207,212,856	$ 398,123,710
Deferred DUC expense	2,588,760	6,863,068	(6,703,627)
Total DUC	$ 127,499,009	$ 214,075,924	$ 391,420,083